Distribution Date:	02/17/22	JPMBB Commercial Mortgage Securities Trust 2014-C26
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46643TAY8	1.596200%	59,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643TAZ5	3.018500%	211,650,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643TBA9	3.231200%	300,000,000.00	277,305,920.87	0.00	746,692.41	0.00	0.00	746,692.41	277,305,920.87	39.08%	30.00%
A-4	46643TBJ0	3.494300%	337,579,000.00	337,579,000.00	0.00	983,001.92	0.00	0.00	983,001.92	337,579,000.00	39.08%	30.00%
A-SB	46643TBB7	3.288400%	106,446,000.00	59,231,715.90	1,756,863.98	162,314.65	0.00	0.00	1,919,178.63	57,474,851.92	39.08%	30.00%
A-S	46643TBE1	3.799600%	94,224,000.00	94,224,000.00	0.00	298,344.59	0.00	0.00	298,344.59	94,224,000.00	30.54%	23.50%
B	46643TBF8	3.950800%	67,045,000.00	67,045,000.00	0.00	220,734.49	0.00	0.00	220,734.49	67,045,000.00	24.46%	18.87%
C	46643TBG6	4.376924%	48,924,000.00	48,924,000.00	0.00	178,447.18	0.00	0.00	178,447.18	48,924,000.00	20.03%	15.50%
D	46643TAL6	3.876924%	106,908,000.00	106,908,000.00	0.00	345,395.14	0.00	0.00	345,395.14	106,908,000.00	10.34%	8.13%
E	46643TAN2	4.000000%	34,428,000.00	34,428,000.00	0.00	114,760.00	0.00	0.00	114,760.00	34,428,000.00	7.22%	5.75%
F	46643TAQ5	4.000000%	25,369,000.00	25,369,000.00	0.00	84,563.33	0.00	0.00	84,563.33	25,369,000.00	4.93%	4.00%
NR*	46643TAS1	4.000000%	57,983,872.00	54,361,027.67	0.00	113,064.70	0.00	0.00	113,064.70	54,361,027.67	0.00%	0.00%
HOW	46643TAU6	4.989700%	10,000,000.00	10,000,000.00	0.00	42,966.86	0.00	0.00	42,966.86	10,000,000.00	0.00%	0.00%
R	46643TAW2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,459,606,873.00	1,115,375,664.44	1,756,863.98	3,290,285.27	0.00	0.00	5,047,149.25	1,113,618,800.46

Notional Certificates
X-A	46643TBC5	0.956014%	1,108,949,000.00	768,340,636.77	0.00	612,120.13	0.00	0.00	612,120.13	766,583,772.79
X-B	46643TBD3	0.426124%	67,045,000.00	67,045,000.00	0.00	23,807.89	0.00	0.00	23,807.89	67,045,000.00
X-C	46643TAA0	0.000000%	48,924,000.00	48,924,000.00	0.00	0.00	0.00	0.00	0.00	48,924,000.00
X-D	46643TAC6	0.500000%	106,908,000.00	106,908,000.00	0.00	44,545.00	0.00	0.00	44,545.00	106,908,000.00
X-E	46643TAE2	0.376924%	34,428,000.00	34,428,000.00	0.00	10,813.94	0.00	0.00	10,813.94	34,428,000.00
X-F	46643TAG7	0.376924%	25,369,000.00	25,369,000.00	0.00	7,968.48	0.00	0.00	7,968.48	25,369,000.00
X-NR	46643TAJ1	0.376924%	57,983,872.00	54,361,027.67	0.00	17,074.97	0.00	0.00	17,074.97	54,361,027.67
Notional SubTotal			1,449,606,872.00	1,105,375,664.44	0.00	716,330.41	0.00	0.00	716,330.41	1,103,618,800.46

Deal Distribution Total					1,756,863.98	4,006,615.68	0.00	0.00	5,763,479.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643TAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643TAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643TBA9	924.35306957	0.00000000	2.48897470	0.00000000	0.00000000	0.00000000	0.00000000	2.48897470	924.35306957
A-4	46643TBJ0	1,000.00000000	0.00000000	2.91191668	0.00000000	0.00000000	0.00000000	0.00000000	2.91191668	1,000.00000000
A-SB	46643TBB7	556.44848937	16.50474400	1.52485439	0.00000000	0.00000000	0.00000000	0.00000000	18.02959839	539.94374537
A-S	46643TBE1	1,000.00000000	0.00000000	3.16633331	0.00000000	0.00000000	0.00000000	0.00000000	3.16633331	1,000.00000000
B	46643TBF8	1,000.00000000	0.00000000	3.29233336	0.00000000	0.00000000	0.00000000	0.00000000	3.29233336	1,000.00000000
C	46643TBG6	1,000.00000000	0.00000000	3.64743643	0.00000000	0.00000000	0.00000000	0.00000000	3.64743643	1,000.00000000
D	46643TAL6	1,000.00000000	0.00000000	3.23076982	0.00000000	0.00000000	0.00000000	0.00000000	3.23076982	1,000.00000000
E	46643TAN2	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	46643TAQ5	1,000.00000000	0.00000000	3.33333320	0.00000000	0.00000000	0.00000000	0.00000000	3.33333320	1,000.00000000
NR	46643TAS1	937.51979292	0.00000000	1.94993360	1.17513246	12.34713335	0.00000000	0.00000000	1.94993360	937.51979292
HOW	46643TAU6	1,000.00000000	0.00000000	4.29668600	0.00000000	0.00000100	0.00000000	0.00000000	4.29668600	1,000.00000000
R	46643TAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643TBC5	692.85479925	0.00000000	0.55198222	0.00000000	0.00000000	0.00000000	0.00000000	0.55198222	691.27053885
X-B	46643TBD3	1,000.00000000	0.00000000	0.35510314	0.00000000	0.00000000	0.00000000	0.00000000	0.35510314	1,000.00000000
X-C	46643TAA0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46643TAC6	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000
X-E	46643TAE2	1,000.00000000	0.00000000	0.31410306	0.00000000	0.00000000	0.00000000	0.00000000	0.31410306	1,000.00000000
X-F	46643TAG7	1,000.00000000	0.00000000	0.31410304	0.00000000	0.00000000	0.00000000	0.00000000	0.31410304	1,000.00000000
X-NR	46643TAJ1	937.51979292	0.00000000	0.29447792	0.00000000	0.00000000	0.00000000	0.00000000	0.29447792	937.51979292

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	01/01/22 - 01/30/22	30	0.00	746,692.41	0.00	746,692.41	0.00	0.00	0.00	746,692.41	0.00
A-4	01/01/22 - 01/30/22	30	0.00	983,001.92	0.00	983,001.92	0.00	0.00	0.00	983,001.92	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	162,314.65	0.00	162,314.65	0.00	0.00	0.00	162,314.65	0.00
X-A	01/01/22 - 01/30/22	30	0.00	612,120.13	0.00	612,120.13	0.00	0.00	0.00	612,120.13	0.00
X-B	01/01/22 - 01/30/22	30	0.00	23,807.89	0.00	23,807.89	0.00	0.00	0.00	23,807.89	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	01/01/22 - 01/30/22	30	0.00	44,545.00	0.00	44,545.00	0.00	0.00	0.00	44,545.00	0.00
X-E	01/01/22 - 01/30/22	30	0.00	10,813.94	0.00	10,813.94	0.00	0.00	0.00	10,813.94	0.00
X-F	01/01/22 - 01/30/22	30	0.00	7,968.48	0.00	7,968.48	0.00	0.00	0.00	7,968.48	0.00
X-NR	01/01/22 - 01/30/22	30	0.00	17,074.97	0.00	17,074.97	0.00	0.00	0.00	17,074.97	0.00
A-S	01/01/22 - 01/30/22	30	0.00	298,344.59	0.00	298,344.59	0.00	0.00	0.00	298,344.59	0.00
B	01/01/22 - 01/30/22	30	0.00	220,734.49	0.00	220,734.49	0.00	0.00	0.00	220,734.49	0.00
C	01/01/22 - 01/30/22	30	0.00	178,447.18	0.00	178,447.18	0.00	0.00	0.00	178,447.18	0.00
D	01/01/22 - 01/30/22	30	0.00	345,395.14	0.00	345,395.14	0.00	0.00	0.00	345,395.14	0.00
E	01/01/22 - 01/30/22	30	0.00	114,760.00	0.00	114,760.00	0.00	0.00	0.00	114,760.00	0.00
F	01/01/22 - 01/30/22	30	0.00	84,563.33	0.00	84,563.33	0.00	0.00	0.00	84,563.33	0.00
NR	01/01/22 - 01/30/22	30	647,795.87	181,203.43	0.00	181,203.43	68,138.73	0.00	0.00	113,064.70	715,934.60
HOW	01/01/22 - 01/31/22	31	0.01	42,966.86	0.00	42,966.86	0.00	0.00	0.00	42,966.86	0.01
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			647,795.88	4,074,754.41	0.00	4,074,754.41	68,138.73	0.00	0.00	4,006,615.68	715,934.61

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643TBE1	3.799600%	94,224,000.00	94,224,000.00	0.00	298,344.59	0.00	0.00	298,344.59	94,224,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643TBF8	3.950800%	67,045,000.00	67,045,000.00	0.00	220,734.49	0.00	0.00	220,734.49	67,045,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643TBG6	4.376924%	48,924,000.00	48,924,000.00	0.00	178,447.18	0.00	0.00	178,447.18	48,924,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			210,193,000.03	210,193,000.00	0.00	697,526.26	0.00	0.00	697,526.26	210,193,000.00

Exchangeable Certificate Details
EC	46643TBH4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	5,763,479.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,218,902.19	Master Servicing Fee	9,005.33
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,974.10
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	479.69
ARD Interest	0.00	Senior Trust Advisor Fee	1,630.96
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00	Total Fees	14,090.09
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,218,902.19

Principal		Expenses/Reimbursements
Scheduled Principal	1,756,863.98	Reimbursement for Interest on Advances	162.44
Unscheduled Principal Collections		ASER Amount	48,283.95
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,692.34
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,756,863.98	Total Expenses/Reimbursements	68,138.73

		Interest Reserve Deposit	130,057.69

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,006,615.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,756,863.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,763,479.66
Total Funds Collected	5,975,766.17	Total Funds Distributed	5,975,766.17

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,105,375,664.45	1,105,375,664.45	Beginning Certificate Balance	1,115,375,664.44
(-) Scheduled Principal Collections	1,756,863.98	1,756,863.98	(-) Principal Distributions	1,756,863.98
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,103,618,800.47	1,103,618,800.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,107,459,019.43	1,107,459,019.43	Ending Certificate Balance	1,113,618,800.46
Ending Actual Collateral Balance	1,105,762,863.63	1,105,762,863.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	183,013,168.34	16.58%	33	4.4587	NAP	Defeased	9	183,013,168.34	16.58%	33	4.4587	NAP
	9,999,999 or less	22	133,041,058.11	12.05%	33	4.5230	1.624676	1.35 or less	18	418,686,037.35	37.94%	34	4.5077	0.845299
10,000,000 to 19,999,999		7	97,219,436.58	8.81%	33	4.4358	1.425615	1.36 to 1.45	6	98,016,465.33	8.88%	33	4.2214	1.399223
20,000,000 to 24,999,999		5	113,931,230.46	10.32%	32	4.6672	1.430042	1.46 to 1.55	3	35,768,880.46	3.24%	33	4.5479	1.515178
25,000,000 to 49,999,999		11	414,841,026.43	37.59%	34	4.4421	1.101874	1.56 to 1.65	2	37,543,074.67	3.40%	34	4.6494	1.598554
	50,000,000 or greater	2	161,572,880.55	14.64%	33	3.8561	2.861100	1.66 to 1.80	5	92,797,594.13	8.41%	33	4.4973	1.751289
	Totals	56	1,103,618,800.47	100.00%	33	4.3915	1.545787	1.81 to 2.00	4	28,147,020.48	2.55%	33	4.3508	1.916446
								2.01 or greater	9	209,646,559.71	19.00%	33	4.0660	2.935039
								Totals	56	1,103,618,800.47	100.00%	33	4.3915	1.545787
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	26	183,013,168.34	16.58%	33	4.4587	NAP
							Defeased	26	183,013,168.34	16.58%	33	4.4587	NAP
Alabama	1	11,705,313.99	1.06%	33	4.3100	1.530000
							Industrial	3	24,592,288.47	2.23%	33	4.2851	2.200747
Arizona	1	2,714,909.41	0.25%	33	4.7700	1.580000
							Lodging	15	190,071,189.19	17.22%	34	4.6799	0.782049
California	5	54,875,564.23	4.97%	32	4.6463	1.759750
							Mixed Use	1	18,891,705.04	1.71%	33	4.2400	1.770000
Colorado	1	7,290,506.86	0.66%	34	4.3090	1.820000
							Mobile Home Park	3	16,901,072.56	1.53%	30	4.5045	1.840103
Connecticut	1	21,919,445.63	1.99%	32	4.7900	1.060000
							Multi-Family	4	39,497,532.64	3.58%	33	4.4781	1.487168
Delaware	1	8,502,240.04	0.77%	34	4.5000	2.430000
							Office	14	432,036,991.88	39.15%	33	4.2857	1.931235
Florida	10	127,424,845.38	11.55%	33	4.5400	0.997809
							Retail	12	191,324,345.49	17.34%	33	4.2834	1.376581
Georgia	3	54,711,366.12	4.96%	34	4.5935	1.881073
							Self Storage	1	7,290,506.86	0.66%	34	4.3090	1.820000
Illinois	3	26,065,738.17	2.36%	33	4.3304	1.018721
							Totals	79	1,103,618,800.47	100.00%	33	4.3915	1.545787
Indiana	3	21,395,703.05	1.94%	33	4.5864	1.650860

Kentucky	2	69,962,669.90	6.34%	34	4.5718	0.721296

Maryland	1	9,521,102.12	0.86%	33	4.2800	2.000000

Massachusetts	3	69,942,216.76	6.34%	33	4.3853	1.834671

Michigan	1	7,460,169.69	0.68%	32	4.7300	1.270000

Mississippi	1	2,945,189.20	0.27%	34	4.8500	2.010000

Missouri	1	45,592,124.61	4.13%	32	4.0610	1.400000

New Jersey	2	15,484,383.71	1.40%	33	4.6300	0.899564

New York	4	162,614,320.12	14.73%	33	3.8908	2.790719

Pennsylvania	2	69,724,196.54	6.32%	35	4.3305	1.295449

Rhode Island	1	8,842,436.35	0.80%	33	4.2800	2.030000

Texas	3	56,963,278.17	5.16%	34	4.4762	0.375923

West Virginia	2	30,119,746.81	2.73%	33	4.4441	1.294211

Wisconsin	1	34,828,165.26	3.16%	34	4.6400	1.600000

Totals	79	1,103,618,800.47	100.00%	33	4.3915	1.545787

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	183,013,168.34	16.58%	33	4.4587	NAP	Defeased	9	183,013,168.34	16.58%	33	4.4587	NAP
	4.40000% or less	16	441,316,562.53	39.99%	33	4.0922	1.958972	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	14	279,725,393.87	25.35%	34	4.5065	1.248533	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	11	119,408,661.53	10.82%	33	4.6805	1.337675	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	5	48,788,201.60	4.42%	32	4.9473	1.328246	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	31,366,812.60	2.84%	34	5.2200	(0.040000)	49 months or greater	47	920,605,632.13	83.42%	33	4.3781	1.560985
	Totals	56	1,103,618,800.47	100.00%	33	4.3915	1.545787	Totals	56	1,103,618,800.47	100.00%	33	4.3915	1.545787
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	183,013,168.34	16.58%	33	4.4587	NAP	Defeased	9	183,013,168.34	16.58%	33	4.4587	NAP
	60 months or less	47	920,605,632.13	83.42%	33	4.3781	1.560985	Interest Only	2	106,228,750.00	9.63%	32	3.6222	3.747847
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	45	814,376,882.13	73.79%	33	4.4767	1.275726
	Totals	56	1,103,618,800.47	100.00%	33	4.3915	1.545787	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	1,103,618,800.47	100.00%	33	4.3915	1.545787
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	183,013,168.34	16.58%	33	4.4587	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	896,753,896.05	81.26%	33	4.3616	1.557819
	13 months to 24 months	1	23,851,736.08	2.16%	31	5.0000	1.680000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,103,618,800.47	100.00%	33	4.3915	1.545787
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30308613	OF	New York	NY	Actual/360	3.580%	308,277.78	0.00	0.00	N/A	10/06/24	--	100,000,000.00	100,000,000.00	02/06/22
2	30308614	OF	Philadelphia	PA	Actual/360	4.305%	228,552.13	87,096.89	0.00	N/A	01/01/25	--	61,659,977.44	61,572,880.55	02/01/22
4	30308616	OF	Houston	TX	Actual/360	4.485%	183,419.54	79,593.57	0.00	N/A	12/01/24	--	47,492,383.23	47,412,789.66	12/01/19
5	30308617	LO	Various	Various	Actual/360	4.527%	176,927.28	75,947.42	0.00	N/A	11/01/24	--	45,386,335.20	45,310,387.78	02/01/22
6	30308618	RT	Chesterfield	MO	Actual/360	4.061%	159,674.88	68,771.01	0.00	N/A	10/06/24	--	45,660,895.62	45,592,124.61	02/06/22
7	30308619	OF	Atlanta	GA	Actual/360	4.600%	165,821.87	68,712.93	0.00	N/A	12/01/24	--	41,862,464.34	41,793,751.41	02/01/22
8	30308620	RT	Simpsonville	KY	30/360	4.045%	130,388.80	85,617.16	0.00	N/A	12/01/24	--	38,681,474.46	38,595,857.30	02/01/22
10	30308622	OF	Needham	MA	Actual/360	4.300%	141,476.35	54,294.79	0.00	N/A	12/01/24	--	38,208,165.38	38,153,870.59	02/01/22
12	30308624	OF	Madison	WI	Actual/360	4.640%	139,384.99	56,844.35	0.00	N/A	12/05/24	--	34,885,009.61	34,828,165.26	02/05/22
13	30308625	MF	Various	Various	Actual/360	4.411%	133,790.94	67,283.01	0.00	N/A	11/06/24	--	35,223,334.47	35,156,051.46	02/06/22
14	30308626	OF	Rosemont	IL	Actual/360	4.220%	122,818.07	59,726.90	0.00	N/A	11/01/24	--	33,797,971.79	33,738,244.89	02/01/22
15	30308627	LO	Orlando	FL	Actual/360	4.400%	126,987.56	53,286.37	0.00	N/A	12/06/24	--	33,515,779.59	33,462,493.22	02/06/22
16	30308628	MF	Takoma Park	MD	Actual/360	4.410%	115,636.45	59,836.67	0.00	N/A	11/06/24	--	30,450,677.20	30,390,840.53	02/06/22
17	30308629	LO	Lexington	KY	Actual/360	5.220%	141,200.22	45,917.77	0.00	N/A	12/01/24	--	31,412,730.37	31,366,812.60	02/01/22
18	30308630	MF	Various	NC	Actual/360	4.411%	116,201.82	58,437.49	0.00	N/A	11/06/24	--	30,592,619.86	30,534,182.37	02/06/22
19	30308631	RT	Staten Island	NY	Actual/360	4.405%	113,013.53	47,324.49	0.00	N/A	12/06/24	--	29,793,761.86	29,746,437.37	02/06/22
20	30308632	OF	San Francisco	CA	Actual/360	5.000%	103,097.67	93,528.70	0.00	N/A	09/05/24	--	23,945,264.78	23,851,736.08	02/05/22
21	30308633	OF	Rye	NY	Actual/360	4.332%	106,757.45	40,405.41	0.00	N/A	12/06/24	--	28,618,742.04	28,578,336.63	02/06/22
22	30308634	LO	Fort Lauderdale	FL	Actual/360	4.599%	94,025.59	38,983.91	0.00	N/A	12/01/24	--	23,744,401.48	23,705,417.57	02/01/22
23	30308635	OF	Dedham	MA	Actual/360	4.515%	89,991.48	31,826.99	0.00	N/A	10/06/24	--	23,146,452.83	23,114,625.84	02/06/22
24	30308636	MF	Charleston	WV	Actual/360	4.410%	81,187.29	39,137.14	0.00	N/A	11/05/24	--	21,379,142.48	21,340,005.34	02/05/22
25	30308637	RT	Newington	CT	Actual/360	4.790%	90,556.89	35,217.77	0.00	N/A	10/01/24	--	21,954,663.40	21,919,445.63	02/01/22
26	30308638	MF	Various	FL	Actual/360	4.651%	70,781.14	26,963.77	0.00	N/A	11/01/24	--	17,674,878.61	17,647,914.84	02/01/22
27	30308639	MU	Irvine	CA	Actual/360	4.240%	69,082.29	29,188.64	0.00	N/A	11/06/24	--	18,920,893.68	18,891,705.04	02/06/22
28	30308640	MF	Lewisville	TX	Actual/360	4.750%	73,159.27	29,083.61	0.00	N/A	09/06/24	--	17,886,137.94	17,857,054.33	02/06/22
31	30308643	LO	Boca Raton	FL	Actual/360	4.610%	67,022.38	27,666.39	0.00	N/A	12/01/24	--	16,884,858.45	16,857,192.06	02/01/22
34	30308646	RT	Peoria	IL	Actual/360	4.043%	47,328.07	23,206.73	0.00	N/A	11/01/24	--	13,592,588.68	13,569,381.95	02/01/22
35	30308647	LO	Riverview	FL	Actual/360	4.900%	53,859.44	29,513.62	0.00	N/A	12/01/24	--	12,764,581.63	12,735,068.01	02/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	30308648	MH	Sebastian	FL	Actual/360	4.390%	45,746.12	24,277.73	0.00	N/A	08/01/24	--	12,101,259.17	12,076,981.44	02/01/22
37	30308649	LO	Westampton	NJ	Actual/360	4.630%	45,514.98	32,211.73	0.00	N/A	12/05/24	--	11,416,005.82	11,383,794.09	02/05/22
38	30308650	MH	Stockbridge	GA	Actual/360	4.600%	47,165.50	22,810.46	0.00	N/A	10/01/24	--	11,907,139.62	11,884,329.16	02/01/22
39	30308651	RT	Irondale	AL	Actual/360	4.310%	43,518.67	20,395.52	0.00	N/A	11/05/24	--	11,725,709.51	11,705,313.99	02/05/22
41	30308653	IN	Frederick	MD	Actual/360	4.280%	35,161.11	19,145.64	0.00	N/A	11/05/24	--	9,540,247.76	9,521,102.12	02/05/22
42	30308654	IN	Rumford	RI	Actual/360	4.280%	32,646.38	15,489.15	0.00	N/A	11/05/24	--	8,857,925.50	8,842,436.35	02/05/22
43	30308655	LO	Dover	DE	Actual/360	4.500%	33,009.70	16,392.12	0.00	N/A	12/01/24	--	8,518,632.16	8,502,240.04	02/01/22
44	30308656	OF	Marlborough	MA	Actual/360	4.415%	33,021.90	12,126.36	0.00	N/A	11/06/24	--	8,685,846.69	8,673,720.33	02/06/22
45	30308657	MF	Hobart	IN	Actual/360	4.515%	32,779.63	11,986.77	0.00	N/A	11/01/24	--	8,431,156.00	8,419,169.23	02/01/22
46	30308658	OF	Bourbonnais	IL	Actual/360	4.790%	29,807.94	20,278.85	0.00	10/01/24	10/01/39	--	7,226,653.26	7,206,374.41	02/01/22
47	30308659	OF	Ann Arbor	MI	Actual/360	4.730%	30,438.71	13,018.24	0.00	N/A	10/06/24	--	7,473,187.93	7,460,169.69	01/06/22
48	30308660	SS	Superior	CO	Actual/360	4.309%	27,101.80	13,521.00	0.00	N/A	12/01/24	--	7,304,027.86	7,290,506.86	02/01/22
50	30308662	RT	Austin	TX	Actual/360	4.328%	27,001.53	10,237.24	0.00	N/A	12/06/24	--	7,245,059.12	7,234,821.88	02/06/22
51	30308663	LO	Indianapolis	IN	Actual/360	4.940%	28,749.18	10,544.76	0.00	N/A	10/06/24	--	6,758,328.58	6,747,783.82	02/06/22
52	30308664	MF	Gainesville	FL	Actual/360	4.485%	26,276.90	10,646.09	0.00	N/A	12/01/24	--	6,803,814.96	6,793,168.87	02/01/22
53	30308665	RT	Buford	GA	Actual/360	4.620%	25,235.29	10,373.84	0.00	N/A	12/05/24	--	6,343,182.45	6,332,808.61	02/05/22
54	30308666	RT	Redding	CA	Actual/360	4.495%	23,813.26	9,608.37	0.00	N/A	12/01/24	--	6,152,193.80	6,142,585.43	02/01/22
56	30308668	IN	Lebanon	IN	Actual/360	4.300%	23,063.68	0.00	0.00	N/A	11/01/24	--	6,228,750.00	6,228,750.00	02/01/22
57	30308669	OF	Chicago	IL	Actual/360	4.440%	20,264.74	10,300.19	0.00	N/A	12/01/24	--	5,300,282.00	5,289,981.81	06/01/21
59	30308671	RT	Far Rockaway	NY	Actual/360	4.630%	17,150.57	12,137.75	0.00	N/A	12/06/24	--	4,301,683.87	4,289,546.12	02/06/22
60	30308672	OF	Liberty Corner	NJ	Actual/360	4.630%	16,395.73	11,766.12	0.00	N/A	10/05/24	--	4,112,355.74	4,100,589.62	02/05/22
61	30308673	IN	Mundelein	IL	Actual/360	4.900%	15,231.96	6,660.52	0.00	N/A	08/01/24	--	3,609,944.01	3,603,283.49	02/01/22
62	30308674	RT	Northridge	CA	Actual/360	4.570%	13,725.51	6,698.61	0.00	N/A	10/06/24	--	3,487,811.80	3,481,113.19	02/06/22
64	30308676	MF	Oxford	MS	Actual/360	4.850%	12,322.62	5,355.06	0.00	N/A	12/01/24	--	2,950,544.26	2,945,189.20	02/01/22
65	30308677	RT	Flagstaff	AZ	Actual/360	4.770%	11,172.18	5,036.28	0.00	N/A	11/01/24	--	2,719,945.69	2,714,909.41	02/01/22
66	30308678	MH	Watsonville	CA	Actual/360	4.820%	10,428.10	4,033.46	0.00	N/A	09/01/24	--	2,512,457.95	2,508,424.49	02/01/22
67	30308679	MH	Mission	TX	Actual/360	4.760%	9,509.52	4,356.22	0.00	N/A	09/06/24	--	2,320,022.85	2,315,666.63	02/06/22
68	30308680	MH	Erie	PA	Actual/360	4.830%	9,172.25	4,042.40	0.00	N/A	11/01/24	--	2,205,309.67	2,201,267.27	02/01/22
Totals							4,175,846.63	1,756,863.98	0.00				1,105,375,664.45	1,103,618,800.47

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	27,801,341.82	30,593,285.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,487,352.69	5,920,320.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,508,987.71	869,846.83	01/01/21	10/31/21	04/12/21	12,515,999.68	191,578.24	214,307.93	6,641,421.97	955,371.64	0.00
5	1,471,663.38	4,041,364.03	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,430,039.96	8,123,799.96	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,289,314.12	6,259,120.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,468,884.76	6,526,297.07	01/01/21	11/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,416,543.25	4,564,802.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,870,097.00	4,038,363.53	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	(1,263,515.83)	879,329.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	(581,181.80)	134,919.20	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,153,163.55	2,507,596.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	4,072,050.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,421,693.36	2,349,765.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,121,481.20	1,963,822.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,344,959.15	3,445,279.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,043,109.40	2,028,529.16	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,053,701.37	1,727,915.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,847,697.32	2,182,330.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	839,397.47	2,018,724.07	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,383,863.90	1,388,528.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	522,603.12	1,093,397.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	1,865,806.48	1,760,437.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	46,157.15	620,689.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,263,557.02	1,330,060.36	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,380,777.00	1,051,735.09	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,112,200.72	1,291,267.60	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,151,234.38	1,588,568.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	862,216.45	1,013,219.67	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	974,003.20	981,457.28	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	957,559.86	947,212.26	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,049,411.52	810,465.98	01/01/21	09/30/21	--	0.00	0.00	43,424.77	43,424.77	0.00	0.00
48	796,348.98	896,340.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	848,319.83	908,767.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	431,647.98	339,795.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	683,773.40	607,403.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	523,845.13	639,434.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	888,388.57	935,236.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	655,420.12	802,306.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	359,960.47	(181,869.86)	01/01/21	10/31/21	--	0.00	0.00	30,517.92	244,337.84	122,578.83	0.00
59	595,666.02	446,999.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	679,189.67	633,222.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	484,241.09	444,604.90	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	421,462.82	433,501.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	310,337.13	310,568.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	246,567.87	249,057.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	205,257.92	203,847.17	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	1,461.32	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	104,496,598.24	111,721,667.50				12,515,999.68	191,578.24	288,250.62	6,929,184.58	1,079,411.79	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	0	0.00	2	52,702,771.47	0	0.00	1	47,412,789.66	0	0.00	0	0.00	0	0.00	4.391489%	4.376768%	33
01/18/22	0	0.00	0	0.00	2	52,792,665.23	0	0.00	1	47,492,383.23	0	0.00	0	0.00	0	0.00	4.391645%	4.376924%	34
12/17/21	0	0.00	0	0.00	2	52,882,213.53	0	0.00	1	47,571,670.58	0	0.00	0	0.00	0	0.00	4.391800%	4.377078%	35
11/18/21	0	0.00	0	0.00	2	52,977,985.90	0	0.00	1	47,656,567.27	0	0.00	0	0.00	0	0.00	4.391966%	4.377244%	36
10/18/21	0	0.00	0	0.00	2	53,066,822.05	0	0.00	1	47,735,222.97	0	0.00	0	0.00	1	1,861,248.81	4.392119%	4.377396%	37
09/17/21	0	0.00	1	5,342,397.14	1	47,819,510.66	0	0.00	1	47,819,510.66	1	13,687,661.37	0	0.00	0	0.00	4.393081%	4.378365%	38
08/17/21	1	5,352,497.69	0	0.00	1	47,897,539.48	0	0.00	1	47,897,539.48	0	0.00	0	0.00	0	0.00	4.393231%	4.378515%	39
07/16/21	1	31,692,942.67	0	0.00	1	47,975,268.11	0	0.00	1	47,975,268.11	1	23,981,098.47	0	0.00	0	0.00	4.393379%	4.378663%	40
06/17/21	1	5,373,243.70	0	0.00	1	48,058,661.97	0	0.00	1	48,058,661.97	0	0.00	0	0.00	0	0.00	4.393540%	4.378823%	41
05/17/21	1	5,383,226.76	1	31,786,221.95	1	48,135,770.72	0	0.00	1	48,135,770.72	0	0.00	0	0.00	0	0.00	4.393686%	4.378969%	42
04/16/21	1	31,834,858.31	1	5,393,834.50	1	48,218,566.94	0	0.00	1	48,218,566.94	0	0.00	0	0.00	0	0.00	4.393844%	4.379127%	43
03/17/21	1	5,403,739.13	2	56,016,546.55	1	48,295,060.50	0	0.00	1	48,295,060.50	0	0.00	0	0.00	0	0.00	4.393988%	4.379271%	44
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30308616	12/01/19	25	6	214,307.93	6,641,421.97	1,051,662.68	49,460,572.69	12/17/18	7	01/08/19		02/04/20
47	30308659	01/06/22	0	B	43,424.77	43,424.77	0.00	7,473,187.93	02/02/22	98
57	30308669	06/01/21	7	6	30,517.92	244,337.84	185,711.21	5,373,243.70	04/15/21	2
Totals					288,250.62	6,929,184.58	1,237,373.89	62,307,004.32
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		1,096,412,426	1,043,709,655	5,289,982		47,412,790
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		7,206,374	7,206,374	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	1,103,618,800	1,050,916,029	0	0	5,289,982	47,412,790
Jan-22	1,105,375,664	1,052,582,999	0	0	5,300,282	47,492,383
Dec-21	1,107,125,767	1,054,243,553	0	0	5,310,543	47,571,671
Nov-21	1,108,990,411	1,056,012,425	0	0	5,321,419	47,656,567
Oct-21	1,110,726,599	1,057,659,777	0	0	5,331,599	47,735,223
Sep-21	1,114,439,058	1,061,277,150	0	5,342,397	0	47,819,511
Aug-21	1,116,164,567	1,062,914,530	5,352,498	0	0	47,897,539
Jul-21	1,117,883,435	1,038,215,224	31,692,943	0	0	47,975,268
Jun-21	1,119,718,270	1,066,286,364	5,373,244	0	0	48,058,662
May-21	1,121,423,457	1,036,118,237	5,383,227	31,786,222	0	48,135,771
Apr-21	1,123,245,084	1,037,797,824	31,834,858	5,393,835	0	48,218,567
Mar-21	1,124,936,695	1,015,221,348	5,403,739	56,016,547	0	48,295,061
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30308616	47,412,789.66	49,460,572.69	44,300,000.00	07/15/20	327,807.83	0.10000	10/31/21	12/01/24	273
8	30308620	38,595,857.30	38,595,857.30	123,000,000.00	11/02/14	5,963,860.07	1.34000	11/30/21	12/01/24	273
47	30308659	7,460,169.69	7,473,187.93	14,500,000.00	08/20/14	663,758.98	1.27000	09/30/21	10/06/24	273
57	30308669	5,289,981.81	5,373,243.70	8,200,000.00	10/01/14	(280,005.86)	(0.76000)	10/31/21	12/01/24	273
Totals		98,758,798.46	100,902,861.62	190,000,000.00		6,675,421.02

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	30308616	OF	TX	12/17/18	7

1/28/2022: Loan transferred to SS on 12/17/2018 as a result of the Borrower filing for bankruptcy protection on 12/05/2018. The loan is secured by 7 office buildings located in Houston, TX. After the transfer, Midland found Borrower had placed

	an $11,00 0,000 second mortgage on the property.			The unauthorized second mortgage was to secure personal debts of Mr. Nasr. Midland filed a suit against the Guarantor in NY. Guarantor’s motion to move the Guaranty suit from NY to Texas was denied. Borrower filed a motion to extend the bid deadlines, which was granted. Initial bids were due 8/9/2019 and final bids were due on 8/23/2019. There was a plan confirmation hearing on 10/21/2019-10/22/2019. Midland pushed to end the Bk at the confirmation hearing, and it was pushed to 11/13/2019. Lender has struck a deal with the Borrower to dismiss the BK, consent to the foreclosure, consent to appointment of receiver and payment of borrower legal fees. Lender completed the foreclosure on February 4, 2020. Midland marketed the property for sale and had the property under contract for sale. The buyer terminated the contract before the end of the DD period. Midland evaluated all offers and decided to terminate the listing agreement for now and re-evaluate operation s. Upon increase in occupancy and cash flow, the property will likely be listed for sale again notwithstanding that the office submarket in the area remains very challenged.

8	30308620	RT	KY	02/01/21	3
Special Servicer comments are not available for this cycle.

47	30308659	OF	MI	02/02/22	98
Loan is transferring to MLS Special Servicing on 2-2-2022 due to imminent monetary default.Loan is transferring into MLS Special Servicing on 2-2-2022 due to imminent default.

57	30308669	OF	IL	04/15/21	2

2/4/2022: Loan transferred in to Special Servicing on 04/19/2021 due to payment default. Loan is past due for the 02/01/2021 payment. Lender has sent demand letter and engaged counsel at this time. Lender has filed foreclosure and seeking the appointmento f a receiver as a resolution strategy. The Receiver was placed at the property in December 2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30308617	46,900,602.96	4.52700%	46,900,602.96	4.52700%	8	05/08/20	06/01/20	06/08/20
5	30308617	0.00	4.52700%	0.00	4.52700%	8	06/08/20	06/01/20	05/08/20
15	30308627	0.00	4.40000%	0.00	4.40000%	8	01/12/21	06/30/20	01/14/21
17	30308629	32,379,529.30	5.22000%	32,379,529.30	5.22000%	10	04/28/20	05/01/20	05/07/20
17	30308629	0.00	5.22000%	0.00	5.22000%	8	09/11/20	09/01/20	08/27/20
17	30308629	32,113,066.97	5.22000%	32,113,066.97	5.22000%	8	08/27/20	09/01/20	09/11/20
22	30308634	0.00	4.59860%	0.00	4.59860%	8	05/26/21	01/01/21	06/22/21
31	30308643	17,436,878.10	4.60960%	17,436,878.10	4.60960%	8	05/15/20	06/01/20	05/27/20
31	30308643	0.00	4.60960%	0.00	4.60960%	8	05/27/20	06/01/20	05/15/20
34	30308646	0.00	4.04350%	0.00	4.04350%	8	07/09/21	07/09/21	09/03/21
35	30308647	13,290,473.44	4.90000%	13,290,473.44	4.90000%	8	07/29/20	06/01/20	07/30/20
35	30308647	0.00	4.90000%	0.00	4.90000%	8	07/30/20	06/01/20	07/29/20
51	30308663	0.00	4.94000%	0.00	4.94000%	8	09/10/20	08/06/20	08/27/20
51	30308663	6,918,535.91	4.94000%	6,918,535.91	4.94000%	8	08/27/20	08/06/20	09/10/20
Totals		149,039,086.68		149,039,086.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
40	30308652 11/18/20	10,323,014.79	10,300,000.00	6,940,918.09	276,013.72	6,940,918.09	6,664,904.37	3,658,110.42	0.00	35,265.65	3,622,844.77	31.50%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		10,323,014.79	10,300,000.00	6,940,918.09	276,013.72	6,940,918.09	6,664,904.37	3,658,110.42	0.00	35,265.65	3,622,844.77

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/17/21	561.04	0.02	0.00	0.00	0.00	561.04	0.00	0.00	561.04
		12/17/20	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00
40	30308652	09/17/21	0.00	0.00	3,622,844.77	0.00	0.00	(561.06)	0.00	0.00	3,622,844.77
		12/17/20	0.00	0.00	3,623,405.83	0.00	0.00	(34,704.59)	0.00	0.00
		11/18/20	0.00	0.00	3,658,110.42	0.00	0.00	3,658,110.42	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			561.04	0.04	3,622,844.77	0.00	0.00	3,623,405.81	0.00	0.00	3,623,405.81

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	10,224.05	0.00	0.00	48,283.95	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	8,327.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.67	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	148.77	0.00	0.00	0.00
57	0.00	0.00	1,141.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,692.34	0.00	0.00	48,283.95	0.00	0.00	162.44	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		68,138.73

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28